Risk Management - Summary of Company's Loans Considered Impaired (Detail) - Financial assets impaired loan [member] - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	$ 226	$ 239
Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	175	170
Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	51	69
Gross Carrying Value [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	270	346
Gross Carrying Value [Member] | Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	197	249
Gross Carrying Value [Member] | Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	73	97
Allowances for losses [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	44	107
Allowances for losses [Member] | Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	22	79
Allowances for losses [Member] | Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	$ 22	$ 28